Summary of significant accounting policies - Consolidated Trusts (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CNY (¥)
Assets:
Cash and cash equivalents	¥ 584,762,494		¥ 746,388,408	¥ 1,005,980,251	$ 91,761,996
Restricted cash	407,276,342		852,134,486	514,323,181	63,910,545
Accounts receivable and contract assets, net	747,480,118		413,307,108		117,295,942
Financial investments	82,843,800		6,000,000		13,000,000
Loans receivable from Xiaoying	2,484,072,931		1,236,026,461		389,805,249
Loans at fair value	389,679,352		1,585,731,888		61,149,194
Deposits to institutional cooperators, net	1,500,406,750		907,923,380		235,446,560
Prepaid expenses and other current assets	213,127,478		403,776,319		33,444,352
Financial guarantee derivative	11,816,799		297,928,066		1,854,314
Deferred tax assets, net	316,328,243		622,228,169		49,638,804
Long-term investments	560,038,353		295,615,200		87,882,238
Property and equipment, net	6,188,262		11,136,599		971,073
Intangible assets, net	36,816,984		37,440,407		5,777,388
Other non-current assets	31,277,378		51,458,356		4,908,103
Total assets	7,342,738,892		7,498,009,708		1,152,235,961
Liabilities:
Payable to investors at fair value	462,714,400		1,914,183,650		72,609,987
Payable to institutional funding partners	1,487,378,613		1,460,395,100		233,402,161
Guarantee liabilities			9,789,626	17,475,303		$ 1,536,206	¥ 20,898,201
Financial guarantee derivative	565,953,269		130,442,090		88,810,418
Short-term bank borrowings	166,500,000		350,545,000		26,127,483
Accrued payroll and welfare	44,605,137		34,780,834		6,999,519
Other tax payable	219,545,929		73,077,245		34,451,547
Income tax payable	117,148,450		75,916,903		18,383,148
Accrued expenses and other current liabilities	268,966,550		323,748,430		42,206,721
Other non-current liabilities	12,019,348		27,614,943		1,886,098
Total liabilities	3,365,843,931		4,421,966,056		528,174,360
Net income (loss)	825,406,545	$ 129,524,299	(1,308,461,441)	774,475,992
Net cash provided by (used in) operating activities	449,171,181	70,484,763	(679,234,601)	600,566,742
Net cash provided by (used in) investing activities	(2,347,593,831)	(368,388,700)	(3,704,848,130)	(3,079,780,993)
Net cash provided by (used in) financing activities	1,301,311,826	204,204,222	4,490,712,113	2,711,188,159
Xiaoying Housing Loan
Assets:
Loans receivable from Xiaoying	12,083,317		47,490,437		1,896,136
Liabilities:
Guarantee liabilities				129,996			¥ 1,600,482
Xiaoying Credit Loans And Revolving Loans
Assets:
Loans receivable from Xiaoying	2,484,072,931		1,236,026,461		389,805,249
One of the subsidiaries
Assets:
Loans receivable from Xiaoying	141,326,511
Consolidated Trusts
Assets:
Restricted cash	212,812,257		476,854,616		33,394,887
Accounts receivable and contract assets, net	8,335,518				1,308,025
Loans receivable from Xiaoying	1,622,699,799				254,637,008
Loans at fair value	389,679,352		1,585,731,888		61,149,194
Prepaid expenses and other current assets	7,889,836		11,359,212		1,238,087
Total assets	2,241,416,762		2,073,945,716		351,727,201
Liabilities:
Payable to investors at fair value	462,714,400		1,914,183,650		72,609,987
Payable to institutional funding partners	1,466,068,260				230,058,102
Other tax payable	5,631,031		3,357,513		883,632
Accrued expenses and other current liabilities	3,259,339		74,596,014		511,460
Total liabilities	1,937,673,030		1,992,137,177		304,063,181
Net revenue	285,859,862	44,857,650	331,300,043	340,613,941
Net income (loss)	105,610,429	16,572,581	(19,795,471)	227,051,351
Net cash provided by (used in) operating activities	155,272,678	24,365,672	(20,179,042)	123,521,027
Net cash provided by (used in) investing activities	(433,914,047)	(68,090,582)	1,139,220,723	(2,684,753,233)
Net cash provided by (used in) financing activities	14,599,010	2,290,904	(1,092,165,825)	3,006,349,475
Consolidated Trusts | One of the subsidiaries
Assets:
Loans at fair value	74,051,199		64,375,517
VIEs and Consolidated Trusts
Assets:
Cash and cash equivalents	212,766,581		170,390,218		33,387,719
Restricted cash	220,812,257		484,877,600		34,650,262
Accounts receivable and contract assets, net	67,917,846				10,657,792
Financial investments			6,000,000
Loans at fair value	389,679,352		1,585,731,888		61,149,194
Deposits to institutional cooperators, net	2,702,000		565,372		424,003
Prepaid expenses and other current assets	104,088,188		66,235,998		16,333,708
Financial guarantee derivative	11,816,799		297,928,066		1,854,314
Deferred tax assets, net	128,554,651		287,606,896		20,173,030
Long-term investments	556,571,016		292,115,200		87,338,138
Property and equipment, net	2,673,157		6,220,398		419,477
Intangible assets, net	29,554,089		30,431,482		4,637,681
Other non-current assets	4,850,671		6,914,006		761,176
Total assets	4,202,291,405		3,282,507,561		659,431,223
Liabilities:
Payable to investors at fair value	462,714,400		1,914,183,650		72,609,987
Payable to institutional funding partners	1,466,068,260				230,058,102
Financial guarantee derivative	565,953,269		130,442,090		88,810,418
Short-term bank borrowings			18,700,000
Accrued payroll and welfare	8,959,248		10,017,308		1,405,902
Other tax payable	100,333,129		37,103,700		15,744,457
Income tax payable	8,189,833		48,349,593		1,285,164
Accrued expenses and other current liabilities	85,485,440		230,564,165		13,414,531
Other non-current liabilities			1,739,541
Total liabilities	2,697,703,579		2,391,100,047		423,328,561
Net revenue	1,388,255,858	217,847,638	754,755,127	2,650,594,409
Net income (loss)	695,892,749	109,200,756	(180,518,614)	(14,609,225)
Net cash provided by (used in) operating activities	485,090,529	76,121,289	(190,951,068)	442,501,953
Net cash provided by (used in) investing activities	(702,678,519)	(110,265,593)	1,133,193,197	(2,706,673,269)
Net cash provided by (used in) financing activities	¥ (4,100,990)	$ (643,535)	¥ (1,073,465,825)	¥ 2,808,349,475
Percentage of consolidated revenues	38.00%	38.00%	34.00%	86.00%
Percentage of consolidated total assets	57.00%	57.00%	44.00%
Percentage of consolidated total liabilities	80.00%	80.00%	54.00%
VIEs and Consolidated Trusts | Xiaoying Housing Loan
Assets:
Loans receivable from Xiaoying	¥ 12,083,317		¥ 47,490,437		1,896,136
VIEs and Consolidated Trusts | Xiaoying Credit Loans And Revolving Loans
Assets:
Loans receivable from Xiaoying	¥ 2,458,221,481				$ 385,748,593